SUPPLEMENT DATED APRIL 10, 2014
to
PROSPECTUSES DATED

MAY 1, 2007
FOR SUN LIFE FINANCIAL MASTERS REWARD NY
AND SUN LIFE FINANCIAL MASTERS SELECT NY

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT C

This supplement contains information regarding changes to investment options that are available under your Contract.

Effective after the close of business on April 30, 2014, the names of the following investment options will change:

Old Name	New Name

Franklin Templeton VIP Founding Funds Allocation Fund	Franklin Founding Funds Allocation VIP Fund

Franklin Income Securities Fund	Franklin Income VIP Fund

Mutual Shares Securities Fund	Franklin Mutual Shares VIP Fund

Franklin Small Cap Value Securities Fund	Franklin Small Cap Value VIP Fund

Franklin Strategic Income Securities Fund	Franklin Strategic Income VIP Fund

Templeton Growth Securities Fund	Templeton Growth VIP Fund

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Reward Select (NY) 4/2014